Deferred Revenue - Summary of Deferred Revenue (Details) (10-K) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Balance, beginning of period	$ 1,518,163	$ 953,546	$ 28,951
Deferral of revenue	508,358	2,961,749	2,418,820
Recognition of deferred revenue	(739,468)	(2,397,132)	(1,494,225)
Balance, end of period	1,287,053	1,518,163	953,546
Current				$ 1,255,396	$ 1,478,430	$ 728,749
Non-current				31,657	39,733	224,797
Deferred revenue	$ 1,287,053	$ 953,546	$ 28,951	$ 1,287,053	$ 1,518,163	$ 953,546